UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number        811-22058
Nuveen Tax-Advantaged Dividend Growth Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Dividend Growth Fund (JTD)
March 31, 2010

Shares	Description (1)	Value

	Common Stocks – 88.7% (71.5% of Total Investments)

	Aerospace & Defense – 2.9%

98,038	Raytheon Company	$5,599,927

	Beverages – 2.6%

90,945	Coca-Cola Company	5,001,975

	Capital Markets – 2.1%

18,325	BlackRock Inc.	3,990,452

	Commercial Banks – 3.8%

62,653	Cullen/Frost Bankers, Inc.	3,496,037
147,800	U.S. Bancorp, (2)	3,825,064

	Total Commercial Banks	7,321,101

	Commercial Services & Supplies – 2.7%

147,505	Waste Management, Inc.	5,078,597

	Communications Equipment – 2.4%

107,435	QUALCOMM, Inc.	4,511,196

	Computers & Peripherals – 2.3%

33,710	International Business Machines Corporation (IBM)	4,323,308

	Diversified Financial Services – 2.8%

120,920	JPMorgan Chase & Co.	5,411,170

	Diversified Telecommunication Services – 2.4%

180,403	AT&T Inc.	4,661,614

	Electric Utilities – 2.0%

78,304	FPL Group, Inc.	3,784,432

	Electrical Equipment – 2.3%

85,461	Emerson Electric Company	4,302,107

	Food & Staples Retailing – 2.3%

78,200	Wal-Mart Stores, Inc.	4,347,920

	Gas Utilities – 2.1%

99,342	EQT Corporation	4,073,022

	Health Care Equipment & Supplies – 1.8%

44,005	Becton, Dickinson and Company	3,464,514

	Hotels, Restaurants & Leisure – 2.6%

131,379	YUM! Brands, Inc.	5,035,757

	Household Products – 1.9%

57,465	Procter & Gamble Company	3,635,811

	Insurance – 2.5%

89,825	AFLAC Incorporated, (2)	4,876,599

	IT Services – 2.3%

144,848	Paychex, Inc.	4,446,834

	Machinery – 3.7%

56,900	Caterpillar Inc.	3,576,165
79,213	PACCAR Inc.	3,433,091

	Total Machinery	7,009,256

	Media – 3.7%

178,300	Shaw Communication Inc.	3,542,821
97,910	Thomson Corporation	3,554,133

	Total Media	7,096,954

	Metals & Mining – 2.7%

164,910	Southern Copper Corporation, (2)	5,222,700

	Oil, Gas & Consumable Fuels – 7.5%

71,850	Chevron Corporation, (2)	5,448,386

151,570	EnCana Corporation	4,703,217
71,853	Royal Dutch Shell PLC, Class A, ADR	4,157,415

	Total Oil, Gas & Consumable Fuels	14,309,018

	Pharmaceuticals – 7.4%

95,280	Abbott Laboratories	5,019,350
65,900	Novo-Nordisk A/S	5,082,208
239,400	Pfizer Inc.	4,105,710

	Total Pharmaceuticals	14,207,268

	Semiconductors & Equipment – 2.7%

184,154	Microchip Technology Incorporated	5,185,777

	Software – 2.4%

157,850	Microsoft Corporation	4,620,270

	Specialty Retail – 2.0%

56,940	Sherwin-Williams Company	3,853,699

	Textiles, Apparel & Luxury Goods – 2.3%

54,005	VF Corporation	4,328,502

	Thrifts & Mortgage Finance – 5.2%

374,803	Hudson City Bancorp, Inc.	5,307,210
286,948	New York Community Bancorp, Inc.	4,746,120

	Total Thrifts & Mortgage Finance	10,053,330

	Tobacco – 5.3%

61,669	Lorillard Inc.	4,639,976
106,089	Philip Morris International	5,533,602

	Total Tobacco	10,173,578

	Total Common Stocks (cost $164,317,988)	169,926,688

Shares	Description (1)	Coupon	Ratings (3)	Value

	$25 Par (or similar) Preferred Securities – 23.6% (19.0% of Total Investments)

	Capital Markets – 1.6%

50,000	Credit Suisse	7.900%	A3	$1,294,500
41,250	Deutsche Bank Capital Funding Trust V	8.050%	BBB+	1,050,638
22,000	Deutsche Bank Capital Funding Trust IX	6.625%	BBB+	507,100
8,750	Deutsche Bank Contingent Capital Trust III	7.600%	BBB+	217,350

	Total Capital Markets			3,069,588

	Commercial Banks – 5.2%

104,550	Banco Santander Finance	10.500%	A-	2,953,538
25,000	Barclays Bank PLC	8.125%	A-	643,500
50,000	Barclays Bank PLC	7.100%	Baa2	1,218,000
20,000	Barclays Bank PLC	6.625%	A-	454,000
75,000	BB&T Capital Trust VI	9.600%	A3	2,152,500
15,000	BB&T Capital Trust VII	8.100%	A3	399,600
20,000	HSBC Holdings PLC	8.125%	A-	535,000
18,100	HSBC Holdings PLC	6.200%	A-	413,042
9,199	National City Capital Trust IV	8.000%	BBB	236,966
40,744	PNC Capital Trust	7.750%	BBB	1,060,974

	Total Commercial Banks			10,067,120

	Commercial Services & Supplies – 0.8%

1,500	Pitney Bowes Interntational Holdings, 144A	6.125%	A3	1,490,719

	Consumer Finance – 1.4%

25,000	HSBC Finance Corporation	6.360%	BBB	$578,000
30,600	HSBC USA Inc.	6.500%	A-	735,930
75,000	SLM Corporation	6.000%	BBB-	1,339,500

	Total Consumer Finance			2,653,430

	Diversified Financial Services – 3.7%

25,000	Bank of America Corporation	8.200%	BB	643,500
28,000	Citigroup Capital Trust VIII	6.950%	Ba1	587,160
45,000	Citigroup Capital Trust XII	8.500%	Ba1	1,155,150
18,200	Fleet Capital Trust VIII	7.200%	Baa3	418,964
46,800	ING Groep N.V.	8.500%	Ba1	1,131,156
50,000	ING Groep N.V.	7.200%	Ba1	1,092,000
50,000	ING Groep N.V.	7.050%	Ba1	1,066,000
38,900	MBNA Corporation, Capital Trust D	8.125%	Baa3	965,887

	Total Diversified Financial Services			7,059,817

	Electric Utilities – 1.8%

25,000	American Electric Power	8.750%	Baa3	707,500
13,000	BGE Capital Trust II	6.200%	BBB-	315,120
5,700	DTE Energy Trust I	7.800%	Baa3	149,169
4,200	Entergy Louisiana LLC	7.600%	A-	105,378
25,000	Entergy Texas Inc.	7.875%	BBB+	698,750
19,800	FPC Capital I	7.100%	Baa2	499,158
10,000	Southern California Edison Company, Series C	6.000%	Baa2	942,813

	Total Electric Utilities			3,417,888

	Food Products – 1.1%

20	HJ Heinz Finance Company, 144A	8.000%	BB+	2,115,625

	Insurance – 4.6%

7,701	Aegon N.V.	6.875%	BBB	166,188
45,000	Aegon N.V.	6.500%	BBB	921,600
45,000	Aegon N.V.	6.375%	BBB	915,300
67,100	Arch Capital Group Limited, Series B	7.875%	BBB-	1,714,405
28,800	Arch Capital Group Limited	8.000%	BBB-	743,616
35,844	Endurance Specialty Holdings Limited	7.750%	BBB-	878,536
19,600	Genworth Financial Inc., Series A	5.250%	BB+	986,738
20,000	Phoenix Companies Inc.	7.450%	B1	362,200
75,000	Prudential Financial Inc.	9.000%	BBB+	2,073,750

	Total Insurance			8,762,333

	Media – 0.5%

40,800	Viacom Inc.	6.850%	BBB	1,018,776

	Multi-Utilities – 1.2%

25,000	Dominion Resources Inc.	8.375%	BBB	694,500
32,500	Scana Corporation	7.700%	BBB-	890,175
25,000	Xcel Energy Inc.	7.600%	Baa2	673,000

	Total Multi-Utilities			2,257,675

	Real Estate Investment Trust – 1.3%

25,000	Kimco Realty Corporation, Series G	7.750%	Baa2	631,750
72,500	Vornado Realty LP	7.875%	BBB	1,824,824

	Total Real Estate Investment Trust			2,456,574

	Wireless Telecommunication Services – 0.4%

32,600	Telephone and Data Systems Inc.	7.600%	Baa2	808,480

	Total $25 Par (or similar) Preferred Securities (cost $41,793,814)			45,178,025

Shares	Description (1)	Coupon	Ratings (3)	Value

	Convertible Preferred Securities – 2.5% (2.0% of Total Investments)

	Commercial Banks – 1.3%

20,720	Sovereign Capital Trust IV, Convertible Security	4.375%	BBB+	$673,400
1,787	Wells Fargo & Company, Convertible Bond	7.500%	A-	1,745,899

	Total Commercial Banks			2,419,299

	Diversified Financial Services – 1.2%

19,400	CitiGroup Inc., Convertible	7.500%	N/A	2,364,472

	Total Convertible Preferred Securities (cost $4,065,969)			4,783,771

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 2.0% (1.6% of Total Investments)

	Commercial Banks – 0.5%

$1,000	Zions Bancorp.	7.750%	9/23/14	BBB-	$1,009,562

	Consumer Finance – 0.9%

1,500	Discover Financial Services	10.250%	7/15/19	BBB-	1,787,430

	Insurance – 0.6%

1,000	Genworth Financial Inc.	8.625%	12/15/16	BBB	1,092,659

$3,500	Total Corporate Bonds (cost $3,389,194)				3,889,651

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Capital Preferred Securities – 3.8% (3.1% of Total Investments)

	Commercial Banks – 1.3%

1,000	City National Capital Trust I	9.625%	2/01/40	A3	$1,113,965
1,250	Wells Fargo & Company, Series K	7.980%	N/A (4)	A-	1,312,500

	Total Commercial Banks				2,426,465

	Consumer Finance – 0.9%

1,000	Capital On Capital V, Cumulative Trust Preferred Securities	10.250%	8/15/39	Baa3	1,187,791
500	Capital One Capital VI	8.875%	5/15/40	Baa3	548,642

	Total Consumer Finance				1,736,433

	Diversified Financial Services – 0.9%

1,000	BAC Capital Trust XIV	5.630%	12/31/49	BB	760,000
1,000	JP Morgan Chase & Company	7.900%	N/A (4)	BBB+	1,069,704

	Total Diversified Financial Services				1,829,704

	Insurance – 0.7%

1,000	MetLife Inc.	10.750%	8/01/39	BBB	1,292,223

	Total Capital Preferred Securities (cost $6,019,917)				7,284,825

Shares	Description (1)				Value

	Investment Companies – 1.3% (1.0% of Total Investments)

160,000	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				$2,448,000

	Total Investment Companies (cost $1,951,837)				2,448,000

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 2.2% (1.8% of Total Investments)

$4,189	Repurchase agreement with State Street Bank, dated 3/31/10, repurchase price $4,188,577, collateralized by $4,280,000 U.S. Treasury Bills, 0.000%, due 9/16/10, value $4,275,720	0.000%	4/01/10		$4,188,577

	Total Short-Term Investments (cost $4,188,577)				4,188,577

	Total Investments (cost $225,727,296) – 124.1%				237,699,537

	Borrowings – (22.7)% (6), (7)				(43,500,000)

	Other Assets Less Liabilities – (1.4)%				(2,646,786)

	Net Assets Applicable to Common Shares – 100%				$191,552,751

	Investments in Derivatives

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (5)	Date	Price	Value

	Call Options Written – (1.1)%

(150)	S&P 500 INDEX	$(16,500,000)	4/17/10	$1,100	$(1,059,000)
(100)	S&P 500 INDEX	(11,250,000)	4/17/10	1,125	(472,000)
(100)	S&P 500 INDEX	(11,750,000)	5/22/10	1,175	(229,500)
(150)	S&P 500 INDEX	(18,000,000)	6/19/10	1,200	(288,750)

(500)	Total Call Options Written (premiums received $1,139,500)	(57,500,000)			$(2,049,250)

Fair Value Measurements
In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
     Level 1 – Quoted prices in active markets for identical securities.
     Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks	$169,926,688	$–	$–	$169,926,688
Preferred Securities*	43,752,501	13,494,120	–	57,246,621
Corporate Bonds	–	3,889,651	–	3,889,651
Investment Companies	2,448,000	–	–	2,448,000
Short-Term Investments	4,188,577	–	–	4,188,577
Derivatives:
Call Options Written	(2,049,250)	–	–	(2,049,250)

Total	$218,266,516	$17,383,771	$–	$235,650,287

* Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.
Derivative Instruments and Hedging Activities
The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for disclosure purposes.
The table below presents the fair value of all derivative instruments held by the Fund as of March 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk	Instrument	Location	Value	Location	Value

Equity Price	Options	—	$—	Call options written, at value	$2,049,250

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2010, the cost of investments was $226,987,689.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

Gross unrealized:
Appreciation	$20,086,428
Depreciation	(9,374,580)

Net unrealized appreciation (depreciation) of investments	$10,711,848

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations under call options written.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Perpetual security. Maturity date is not applicable.

(5)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(6)	Borrowings as a percentage of Total Investments is 18.3%.

(7)	The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of March 31, 2010, investments with a value of $212,732,481 have been pledged as collateral for Borrowings.

N/A	Not applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Tax-Advantaged Dividend Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 28, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 28, 2010